Segment and Geographical Information (Tables)	12 Months Ended
Dec. 26, 2015
Segment Reporting [Abstract]
Revenue from External Customers by Product Lines
Subsequent to our decision to exit the Citrus Lane business, we have concluded that we have a single operating and reportable segment comprised of the following product lines (dollars in thousands):

	Fiscal Year Ended
	December 26, 2015	December 27, 2014	December 28, 2013
U.S. Consumer Business	$115,020	$96,524	$72,415
Other	23,661	14,188	9,072
Total revenue	$138,681	$110,712	$81,487

Schedule of Revenue by Geographic Location
The following table summarizes total revenue generated by our geographic locations (dollars in thousands):

	Fiscal Year Ended
	December 26, 2015	December 27, 2014	December 28, 2013
United States	$129,085	$102,047	$74,800
International	9,596	8,665	6,687
Total revenue	$138,681	$110,712	$81,487

	Fiscal Year Ended
	December 26, 2015	December 27, 2014	December 28, 2013
United States	93%	92%	92%
International	7%	8%	8%
Total revenue	100%	100%	100%